CHANGES IN NON-CASH WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Changes In Non-cash Working Capital
Schedule of non cash working capital

	December 31, 2024	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$	$
Accounts receivable	46,078	466,434	(465,465)	(904,711)
Inventory and biological assets	(192,837)	(344,311)	(767,636)	(94,595)
Prepaid expenses and other assets	(443,673)	(27,549)	(40,513)	5,267)
Accounts payable and accrued liabilities	680,871	(1,115,128	569,451	(124,334)
Interest payable	-	-	-	(13,750)
Income tax payable	1,033,789	507,332	55,024	56,401
Uncertain tax position liability	269,883
Unearned revenue	-	-	(28,024)	(95,389
Total	1,394,111	(513,222)	(677,163)	(1,171,111)